Share Based Compensation Expenses (Details) - Schedule of Share Based Compensation Expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of share based compensation expenses [Abstract]
Share based compensation expenses	¥ 191,632	¥ 291,429	¥ 101,830
Share options issued by Predecessors to employees [Member]
Schedule of share based compensation expenses [Abstract]
Share based compensation expenses		100,629	91,907
Share options issued by Share options issued by Company to employees [Member]
Schedule of share based compensation expenses [Abstract]
Share based compensation expenses	191,583	190,370
Restriction of ordinary shares held by the Founder [Member]
Schedule of share based compensation expenses [Abstract]
Share based compensation expenses	¥ 49	¥ 430	¥ 9,923